Financial Instruments and Risk Management (Details) - Schedule of financial assets in respect of which the Company is exposed to credit risks - ILS (₪) ₪ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Financial Assets in Respect of Which the Company is Exposed to Credit Risks [Abstract]
Cash and cash equivalents	₪ 19,240	₪ 8,683
Short-term bank deposits	10,070	5,012
Restricted deposits	201	191
Other current assets	594	826
Trade receivables	1,097	501
Total	₪ 31,202	₪ 15,213